Stock-Based Compensation (Tables) - ColdQuanta Inc dba Infleqtion [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Based Compensation [Line Items]
Summary of Company's stock option activity
The following table summarizes the Company’s stock option activity (in thousands, except share and per share amounts):

	Number of Options	Weighted Avg Exercise Price	Weighted Avg Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2024	95,062,546	$0.21	7.2	$35,180
Granted	5,382,161	0.58
Exercised	(4,181,710)	0.20
Forfeited/Cancelled	(5,110,282)	0.26

Outstanding as of September 30, 2025	91,152,715	$0.23	6.8	$186,907

As of September 30, 2025
Exercisable	78,893,291	$0.20	6.0	$163,754
Exercisable and Expected to Vest	91,152,715	$0.23	6.8	$186,907

The following table summarizes the Company’s stock option activity (in thousands, except share and per share amounts):

	Number of Options	Weighted Avg Exercise Price	Weighted Avg Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	90,871,879	$0.13	8.5	$9,315
Granted	17,023,367	$0.27
Exercised	(1,681,366)	$0.12
Forfeited/Cancelled	(5,941,767)	$0.15

Outstanding as of December 31, 2023	100,272,113	$0.15	7.8	$15,891

Granted	43,241,076	$0.31
Exercised	(5,223,413)	$0.20
Forfeited/Cancelled	(43,227,230)	$0.18

Outstanding as of December 31, 2024	95,062,546	$0.21	7.2	$35,180

As of December 31, 2023
Exercisable	52,854,866	$0.12	7.2	$9,866

As of December 31, 2024
Exercisable	77,771,189	$0.20	5.8	$29,566
Exercisable and Expected to Vest	95,062,546	$0.21	7.2	$35,180

Summary of Estimate the fair value of stock options granted
The following assumptions were used to estimate the fair value of stock options granted during the years ended December 31:

	2024	2023
Expected volatility	45.8% - 70.6%	47.4% - 70.6%
Expected term (in years)	5.00 - 10.00	5.00 - 6.61
Risk-free interest rate	0.4% - 3.2%	0.4% - 2.9%
Dividend yield	—%	—%

Summary of the restricted stock awards
The table below presents the activity of the restricted stock awards:

	RSAs Outstanding	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	3,192,020	$0.31
Granted	—	—
Vested	(1,035,250)	0.31
Forfeited	—	—

Unvested as of September 30, 2025	2,156,770	$0.31

The table below presents the activity of the restricted stock awards (“RSAs”):

	RSAs Outstanding	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2022	9,034,090	$0.09
Granted	—	—
Vested	(6,377,000)	0.09
Forfeited	—	—

Unvested as of December 31, 2023	2,657,090	$0.09

Granted	3,278,290	0.31
Vested	(2,743,360)	0.10
Forfeited	—	—

Unvested as of December 31, 2024	3,192,020	$0.31

Summary of Total stock-based compensation expense
Total stock-based compensation expense is included within the condensed consolidated statement of operations and comprehensive loss as follows (in thousands):

	Nine Months Ended September 30,
	2025	2024
Cost of revenue	$267	$77
Research and development	284	331
Selling and marketing	—	63
General and administrative	2,109	2,295

Total stock-based compensation expense	$2,660	$2,766

Total stock-based compensation expense is included within the consolidated statement of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2024	2023
Cost of revenue	$104	$128
Research and development	447	622
Selling and marketing	85	233
General and administrative	3,105	2,560

Total stock-based compensation expense	$3,741	$3,543